Leases - Narrative (Details) $ in Thousands	1 Months Ended				9 Months Ended
	Oct. 31, 2021 USD ($) contract unit	Aug. 31, 2021	Mar. 31, 2021 USD ($)	Sep. 30, 2017	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) ft²	Jun. 30, 2021 unit	Feb. 28, 2019 unit	Oct. 31, 2018
Lessor, Lease, Description [Line Items]
Gain on termination of operating lease					$ 0	$ (12)
Number of contracts | contract	2
Number of manufacturing properties | unit	2
Total lease payments receivable					$ 1,124
Proceeds from deposits from customers	$ 100
Sublease, Lease Term 1
Lessor, Lease, Description [Line Items]
Total lease payments receivable	100
Sublease, Lease Term 2
Lessor, Lease, Description [Line Items]
Total lease payments receivable	$ 100
MediaWorks Corporate Headquarters | Additional Space
Lessor, Lease, Description [Line Items]
Operating lease rent-free period		18 months
Operating lease contract term		9 years 11 months
Manufacturing Space in Enfield, United Kingdom
Lessor, Lease, Description [Line Items]
Gain on termination of operating lease			$ 100
Lease termination fee expense			$ 200
Manufacturing Space in Enfield, United Kingdom | Building
Lessor, Lease, Description [Line Items]
Operating lease contract term								15 years
Number of units | unit								3
Number of units surrendered | unit							1
Number of contracts | unit	2
Office Space in Rockville, Maryland | Building
Lessor, Lease, Description [Line Items]
Operating lease contract term									5 years
Manufacturing Suite in Stevenage, United Kingdom | Manufacturing Facility
Lessor, Lease, Description [Line Items]
Operating lease rent-free period				6 months
Manufacturing Space In Stevenage, United Kingdom
Lessor, Lease, Description [Line Items]
Number of square feet | ft²						70,000